Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Authorised share capital
	December 31,
	2017	2016	2015
Authorised share capital:
500,000,000 Common Shares of par value $0.004 each	2,000	2,000	2,000
100,000,000 Class B common shares of par value $0.001 each	100	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100	100
Total authorised share capital	2,200	2,200	2,200

Common shares issued and fully paid
Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2015	2,561,405	10
Issued during the year for share based compensation (note 13)	18,372	-
As at December 31, 2015	2,579,777	10
Issued during the year for share based compensation (note 13)	47,897	-
As at December 31, 2016	2,627,674	10
Issued during the year for share based compensation (note 13)	20,937	-
Issuance of common stock	27,500,000	110
Issuance of common stock due to exercise of warrants	1,481,808	6
As at December 31, 2017	31,630,419	126

Series A Preferred Shares issued
Series A Preferred Shares issued	Number of shares	USD
As a January 1, 2015	2,567	2
Issued during the year	-	-
As at December 31, 2015	2,567	2
Issued during the year	-	-
Shares redeemed by the issuer	(2,567)	(2)
As at December 31, 2016	-	-
Issued during the year	-	-
As at December 31, 2017	-	-